2026 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
March 31, 2026
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Aggressive Strategy Fund
Equity Aggressive Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Aggressive Strategy Fund 7
Equity Aggressive Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
March 31, 2026 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2026. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 87,539 1,228
Domestic Equities - 15.3%
RIF U.S. Small Cap Equity Fund 85,173 1,248
RIF U.S. Strategic Equity Fund 405,750 8,322
9,570
Fixed Income - 54.7%
RIC Long Duration Bond Fund Class Y 321,945 2,533
RIC Opportunistic Credit Fund Class Y 296,179 2,541
RIC Short Duration Bond Fund Class Y 169,723 3,196
RIF Strategic Bond Fund 3,008,866 26,057
34,327
International Equities - 20.0%
RIC Emerging Markets Fund Class Y 70,091 1,506
RIC Global Equity Fund Class Y 883,578 9,516
RIF International Developed Markets Fund 114,632 1,536
12,558
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 489,574 5,038
Total Investments in Affiliated Funds
(cost $59,456) 62,721
Total Investments - 100.0%
(identified cost $59,456) 62,721
Other Assets and Liabilities, Net - (0.0)%
(24)
Net Assets - 100.0%
62,697

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,299 $ 6 $ 102 $ (6) $ 31 $ 1,228 $ — $ —
RIF U.S. Small Cap Equity Fund 1,274 28 73 15 4 1,248 — 12
RIF U.S. Strategic Equity Fund 9,109 306 483 6 (616) 8,322 101 88
RIC Long Duration Bond Fund 2,539 76 60 1 (23) 2,533 17 —
RIC Opportunistic Credit Fund 2,539 53 36 — (15) 2,541 11 —
RIC Short Duration Bond Fund 3,174 90 53 — (15) 3,196 25 —
RIF Strategic Bond Fund 26,589 172 585 (73) (46) 26,057 10 —
RIC Emerging Markets Fund 1,610 11 166 48 3 1,506 — —
RIC Global Equity Fund 9,861 123 182 7 (293) 9,516 — —
RIF International Developed
Markets Fund 1,705 51 158 5 (67) 1,536 11 25
RIC Multi-Strategy Income Fund 5,097 5 117 6 47 5,038 — —
$ 64,796 $ 921 $ 2,015 $ 9 $ (990) $ 62,721 $ 175 $ 125

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.0%
RIC Global Infrastructure Fund Class Y 393,475 4,254
RIF Global Real Estate Securities Fund 299,366 4,200
8,454
Domestic Equities - 20.6%
RIF U.S. Small Cap Equity Fund 363,135 5,320
RIF U.S. Strategic Equity Fund 1,868,339 38,320
43,640
Fixed Income - 33.4%
RIC Long Duration Bond Fund Class Y 809,147 6,368
RIC Opportunistic Credit Fund Class Y 491,304 4,215
RIF Strategic Bond Fund 6,968,601 60,348
70,931
International Equities - 35.0%
RIC Emerging Markets Fund Class Y 338,709 7,275
RIC Global Equity Fund Class Y 5,723,356 61,641
RIF International Developed Markets Fund 398,942 5,346
74,262
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,441,153 14,829
Total Investments in Affiliated Funds
(cost $189,024) 212,116
Total Investments - 100.0%
(identified cost $189,024) 212,116
Other Assets and Liabilities, Net - (0.0)%
(64)
Net Assets - 100.0%
212,052

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 4,369 $ 3 $ 516 $ 74 $ 324 $ 4,254 $ — $ —
RIF Global Real Estate Securities
Fund 4,413 33 337 45 46 4,200 — —
RIF U.S. Small Cap Equity Fund 5,427 132 319 35 45 5,320 2 52
RIF U.S. Strategic Equity Fund 41,337 1,062 1,253 7 (2,833) 38,320 465 406
RIC Long Duration Bond Fund 6,513 74 160 (3) (56) 6,368 44 —
RIC Opportunistic Credit Fund 4,346 33 138 (1) (25) 4,215 18 —
RIF Strategic Bond Fund 62,884 133 2,375 (45) (249) 60,348 25 —
RIC Emerging Markets Fund 7,682 190 868 269 2 7,275 — —
RIC Global Equity Fund 63,014 767 270 5 (1,875) 61,641 — —
RIF International Developed
Markets Fund 5,808 259 511 16 (226) 5,346 40 85
RIC Multi-Strategy Income Fund 15,246 41 618 27 133 14,829 — —
$ 221,039 $ 2,727 $ 7,365 $ 429 $ (4,714) $ 212,116 $ 594 $ 543

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Aggressive Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.0%
RIC Global Infrastructure Fund Class Y 330,520 3,573
RIF Global Real Estate Securities Fund 371,527 5,213
8,786
Domestic Equities - 32.6%
RIF U.S. Small Cap Equity Fund 364,723 5,343
RIF U.S. Strategic Equity Fund 2,539,212 52,079
57,422
Fixed Income - 14.6%
RIC Long Duration Bond Fund Class Y 1,123,202 8,839
RIC Opportunistic Credit Fund Class Y 515,635 4,424
RIF Strategic Bond Fund 1,433,447 12,414
25,677
International Equities - 39.8%
RIC Emerging Markets Fund Class Y 402,617 8,648
RIC Global Equity Fund Class Y 4,709,977 50,726
RIF International Developed Markets Fund 792,585 10,621
69,995
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 1,190,721 14,146
Total Investments in Affiliated Funds
(cost $141,668) 176,026
Total Investments - 100.0%
(identified cost $141,668) 176,026
Other Assets and Liabilities, Net - (0.0)%
(50)
Net Assets - 100.0%
175,976

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 3,595 $ 19 $ 371 $ 49 $ 281 $ 3,573 $ — $ —
RIF Global Real Estate Securities
Fund 5,472 16 386 42 69 5,213 — —
RIF U.S. Small Cap Equity Fund 5,364 96 194 6 71 5,343 2 52
RIF U.S. Strategic Equity Fund 55,684 1,198 930 (7) (3,866) 52,079 638 556
RIC Long Duration Bond Fund 8,923 169 173 (2) (78) 8,839 61 —
RIC Opportunistic Credit Fund 4,461 70 80 (1) (26) 4,424 19 —
RIF Strategic Bond Fund 12,762 64 354 (20) (38) 12,414 5 —
RIC Emerging Markets Fund 9,039 2 686 195 98 8,648 — —
RIC Global Equity Fund 51,788 501 6 — (1,557) 50,726 — —
RIF International Developed
Markets Fund 11,442 259 642 25 (463) 10,621 80 172
RIC Multi-Asset Strategy Fund 14,325 116 300 6 (1) 14,146 — —
$ 182,855 $ 2,510 $ 4,122 $ 293 $ (5,510) $ 176,026 $ 805 $ 780

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Aggressive Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.5%
RIC Global Infrastructure Fund Class Y 97,255 1,051
RIF Global Real Estate Securities Fund 125,993 1,768
2,819
Domestic Equities - 38.7%
RIF U.S. Small Cap Equity Fund 105,072 1,539
RIF U.S. Strategic Equity Fund 883,495 18,121
19,660
Fixed Income - 5.0%
RIC Long Duration Bond Fund Class Y 195,894 1,542
RIC Opportunistic Credit Fund Class Y 119,746 1,027
2,569
International Equities - 42.7%
RIC Emerging Markets Fund Class Y 140,614 3,020
RIC Global Equity Fund Class Y 1,353,913 14,582
RIF International Developed Markets Fund 305,577 4,095
21,697
Multi-Asset - 8.1%
RIC Multi-Asset Strategy Fund Class Y 345,413 4,103
Total Investments in Affiliated Funds
(cost $40,379) 50,848
Total Investments - 100.0%
(identified cost $40,379) 50,848
Other Assets and Liabilities, Net - (0.0)%
(22)
Net Assets - 100.0%
50,826

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 1,035 $ 1 $ 80 $ 9 $ 86 $ 1,051 $ — $ —
RIF Global Real Estate Securities
Fund 1,838 4 110 (4) 40 1,768 — —
RIF U.S. Small Cap Equity Fund 1,541 21 44 1 20 1,539 1 15
RIF U.S. Strategic Equity Fund 19,427 419 374 (10) (1,341) 18,121 223 194
RIC Long Duration Bond Fund 1,541 20 6 — (13) 1,542 10 —
RIC Opportunistic Credit Fund 1,027 13 7 — (6) 1,027 4 —
RIC Emerging Markets Fund 3,120 — 199 41 58 3,020 — —
RIC Global Equity Fund 14,905 125 — — (448) 14,582 — —
RIF International Developed
Markets Fund 4,430 102 269 10 (178) 4,095 31 67
RIC Multi-Asset Strategy Fund 4,126 13 36 — — 4,103 — —
$ 52,990 $ 718 $ 1,125 $ 47 $ (1,782) $ 50,848 $ 269 $ 276

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — March 31, 2026 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the
Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
12 Notes to Quarterly Report
As of March 31, 2026, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495